Short-term investments (Details 1)	6 Months Ended
Jun. 30, 2018 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of December 31, 2017	$ 0
Recognized during the year	75,567,512
Unrealized gain	0
Effect of foreign currency translation	0
Balance as of June 30, 2018 (unaudited)	$ 75,567,512